Issued Capital, Equity Compensation, and Warrants - Summary of Fair Value of Stock Options Granted by Using Black-Scholes Option Pricing Model (Details) shares in Thousands						12 Months Ended	15 Months Ended
	Dec. 22, 2017 CAD ($) shares Year	Nov. 27, 2017 CAD ($) shares Year	Sep. 14, 2017 CAD ($) shares Year	May 16, 2017 CAD ($) shares Year	Apr. 04, 2017 CAD ($) shares Year	Dec. 31, 2017 shares	Dec. 31, 2016 shares
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Number of options granted (‘000’s) | shares	30	60	1,860	100		3,085	1,873
Exercise price per share (CDN$)	$ 11.07	$ 12.34	$ 8.05	$ 5.00
Risk-free interest rate	1.80%	1.60%	1.60%	0.70%
Expected life | Year	3	3	3	3
Annualized volatility	73.00%	66.00%	69.00%	72.00%
Fair value per stock option granted (CDN$)	$ 5.32	$ 5.52	$ 3.75	$ 2.35
Total fair value of stock options granted (CDN$)	$ 160,000	$ 331,000	$ 6,975,000	$ 235,000
Stock Option One
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Number of options granted (‘000’s) | shares					835
Exercise price per share (CDN$)					$ 4.90
Risk-free interest rate					0.70%
Expected life | Year					3
Annualized volatility					73.00%
Fair value per stock option granted (CDN$)					$ 2.10
Total fair value of stock options granted (CDN$)					$ 1,754,000
Stock Option Two
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Number of options granted (‘000’s) | shares					200
Exercise price per share (CDN$)					$ 4.90
Risk-free interest rate					0.70%
Expected life | Year					3
Annualized volatility					73.00%
Fair value per stock option granted (CDN$)					$ 2.10
Total fair value of stock options granted (CDN$)					$ 420,000